Trade and Other Payables - Summary of Breakdown of Trade and Other Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Abstract]
Current, Trade payable	$ 94,132,901	$ 90,386,018
Current, Other payables	235,315,325	250,702,646
Current, Total trade and other payables	329,448,226	341,088,664
Other non-current payables	632,643	1,453,022
Non-current, Total trade and other payables	$ 632,643	$ 1,453,022